Property And Equipment	12 Months Ended
Dec. 31, 2011
Property And Equipment [Abstract]
Property And Equipment
8.	Property and equipment

Property and equipment consists of the following (dollars in thousands):

	As of December 31,
	2011	2010
	(Successor)	(Predecessor)
Land	$—	$4
Building	86,832	81,189
Leasehold improvements	3,397	7,798
Computer – Hardware and other service equipment	13,200	53,678
Computer – Software	13,785	50,708
Furniture and fixtures	9,483	22,742
Other equipment	11,979	42,597
Vehicles	404	1,226
Capital work-in-progress	8,889	10,622
Capital advances	—	4,186
Less: Accumulated depreciation and amortization	(16,867)	(138,514)

Total	$131,102	$136,236

Depreciation on property and equipment and amortization of computer software included in depreciation and amortization of property and equipment is as follows (dollars in thousands):

	May 16, 2011 through December 31, 2011	January 1, 2011 through May 15, 2011	Year ended December 31,
			2010	2009
	(Successor)	(Predecessor)	(Predecessor)	(Predecessor)
Depreciation expense	$21,887	$8,594	$23,111	$22,005
Amortization of computer software as part of deprecation expenses	4,582	2,542	6,739	4,247

Unamortized computer software cost as of December 31, 2011 and ended 2010 amounted to $11.3 million and $15.3 million, respectively.